Document And Entity Information	Mar. 09, 2026
Document Information Line Items
Entity Central Index Key	0002085932
Amendment Description	AMENDMENT NO. 3
Document Type	S-1/A
Entity Registrant Name	Climate Transition Special Opportunities SPAC I
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true